2019 Senior 8% Convertible Notes Payable (Details Narrative) - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020
Senior convertible notes, outstanding	$ 805,000	$ 805,000	$ 805,000
Warrants to purchase shares of common stock	56,350	56,350
2019 Senior Notes [Member]
Senior convertible notes, outstanding	$ 805,000	$ 805,000
Debt interest rate	8.00%	8.00%
Debt principal amount	$ 1,000	$ 1,000
Warrants to purchase shares of common stock	70	70
Warrants exercise price	$ 19.04	$ 19.04
Debt maturity date	Dec. 15, 2020	Dec. 15, 2020
Debt conversion price, description	The 2019 Senior Notes, plus any accrued interest, is convertible into shares of our common stock at a conversion price equal to the lower of (i) $14.28 per share or (ii) a price per share equal to a 10% discount to the pre-money valuation of a Qualified Financing or an Equity State Transaction, both as defined in the 2019 Senior Note agreement, occurring after the closing of the 2019 Senior Note financing.
Discount percentage	10.00%	10.00%
Debt issuance costs	$ 4,280	$ 4,280
2019 Senior Notes [Member] | Warrant [Member]
Warrants to purchase shares of common stock	56,350	56,350
Warrants exercise price	$ 19.04	$ 19.04